JPMorgan Global Select Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Australia — 0.6%
Rio Tinto plc	440,854	40,221,021
China — 2.1%
Tencent Holdings Ltd.	1,077,500	82,818,598
Yum China Holdings, Inc.	1,321,877	65,327,162
		148,145,760
Denmark — 0.9%
Novo Nordisk A/S, Class B	1,073,996	63,773,071
France — 3.8%
Cie Generale des Etablissements Michelin SCA	526,373	19,547,198
LVMH Moet Hennessy Louis Vuitton SE	149,133	96,251,131
Safran SA	416,360	148,761,858
		264,560,187
Germany — 2.5%
Deutsche Boerse AG	262,811	66,550,415
Infineon Technologies AG	1,494,564	73,058,050
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	58,566	35,495,482
		175,103,947
Hong Kong — 0.5%
Hong Kong Exchanges & Clearing Ltd.	654,500	36,083,313
India — 0.7%
HDFC Bank Ltd.	5,078,220	51,347,281
Japan — 4.6%
Japan Exchange Group, Inc.	2,174,200	23,725,354
Keyence Corp.	196,000	71,904,660
Mitsubishi UFJ Financial Group, Inc.	4,305,000	77,965,137
Sony Group Corp.	3,376,200	74,438,151
Toyota Motor Corp.	3,434,300	77,840,151
		325,873,453
Netherlands — 2.1%
ASML Holding NV	83,527	119,769,870
Heineken NV	364,725	30,107,926
		149,877,796
Singapore — 1.1%
DBS Group Holdings Ltd.	1,664,520	77,370,809
South Africa — 0.4%
Gold Fields Ltd., ADR	501,195	25,119,893
Sweden — 1.9%
Atlas Copco AB, Class A	2,822,857	58,213,516
Volvo AB, Class B	2,032,037	73,838,999
		132,052,515
Switzerland — 0.6%
UBS Group AG (Registered)	912,434	43,172,178

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	256,814	84,892,436
Taiwan Semiconductor Manufacturing Co. Ltd.	1,956,000	108,158,853
		193,051,289
United Kingdom — 0.5%
NatWest Group plc	4,183,294	38,129,827
United States — 73.6%
3M Co.	387,313	59,320,859
AbbVie, Inc.	386,100	86,104,161
Accenture plc, Class A	221,547	58,408,651
Alphabet, Inc., Class A	608,770	205,764,260
Amazon.com, Inc. *	1,314,683	314,603,642
American Express Co.	246,703	86,881,396
American Tower Corp., REIT	277,372	49,727,252
Amphenol Corp., Class A	387,718	55,862,409
Analog Devices, Inc.	104,931	32,620,949
Apple, Inc.	983,690	255,247,881
Arthur J Gallagher & Co.	119,127	29,706,700
AT&T, Inc.	730,493	19,146,222
AutoZone, Inc. *	13,049	48,337,280
Baker Hughes Co., Class A	923,529	51,754,565
Bank of America Corp.	1,480,755	78,776,166
Bristol-Myers Squibb Co.	1,550,545	85,357,502
Broadcom, Inc.	370,713	122,817,217
Burlington Stores, Inc. *	132,471	39,192,870
Charles Schwab Corp. (The)	1,341,612	139,420,319
CME Group, Inc.	291,393	84,230,061
Danaher Corp.	118,587	25,957,508
Dominion Energy, Inc.	610,738	36,748,105
Expedia Group, Inc.	133,545	35,368,058
Exxon Mobil Corp.	1,534,236	216,940,970
Fidelity National Information Services, Inc.	617,980	34,143,395
Howmet Aerospace, Inc.	185,842	38,670,003
Johnson & Johnson	637,826	144,945,959
Linde plc	81,417	37,205,127
Lowe's Cos., Inc.	433,496	115,769,442
Marriott International, Inc., Class A	183,260	57,781,878
Mastercard, Inc., Class A	280,577	151,172,082
McDonald's Corp.	399,667	125,895,105
Medtronic plc	757,144	77,955,546
Meta Platforms, Inc., Class A	313,141	224,365,527
Microsoft Corp.	774,106	333,090,071
Morgan Stanley	366,445	66,986,146
NextEra Energy, Inc.	1,473,771	129,544,471
NVIDIA Corp.	2,592,954	495,591,298
PepsiCo, Inc.	468,681	72,003,462
Southern Co. (The)	591,472	52,824,364
Stryker Corp.	153,001	56,543,050

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Tesla, Inc. *	174,102	74,935,242
Trane Technologies plc	280,223	117,856,189
UnitedHealth Group, Inc.	224,585	64,440,174
US Bancorp	1,352,900	75,911,219
Walmart, Inc.	799,781	95,285,908
Walt Disney Co. (The)	1,383,445	156,052,596
Wells Fargo & Co.	783,158	70,867,967
Yum! Brands, Inc.	555,087	86,316,029
		5,174,447,253
Total Common Stocks (Cost $6,013,765,247)		6,938,329,593
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b) (Cost $80,037,661)	80,005,758	80,037,761
Total Investments — 99.9% (Cost $6,093,802,908)		7,018,367,354
Other Assets in Excess of Liabilities — 0.1%		9,969,185
NET ASSETS — 100.0%		7,028,336,539

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2026
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	14.8%
Interactive Media & Services	7.3
Banks	6.7
Capital Markets	6.6
Hotels, Restaurants & Leisure	5.3
Software	4.8
Broadline Retail	4.5
Pharmaceuticals	4.2
Technology Hardware, Storage & Peripherals	3.6
Oil, Gas & Consumable Fuels	3.1
Specialty Retail	2.9
Aerospace & Defense	2.7
Financial Services	2.6
Electric Utilities	2.6
Entertainment	2.2
Automobiles	2.2
Health Care Equipment & Supplies	1.9
Machinery	1.9
Electronic Equipment, Instruments & Components	1.8
Building Products	1.7
Beverages	1.5
Textiles, Apparel & Luxury Goods	1.4
Consumer Staples Distribution & Retail	1.4
Consumer Finance	1.2
Biotechnology	1.2
Household Durables	1.1
Others (each less than 1.0%)	7.7
Short-Term Investments	1.1

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$40,221,021	$—	$40,221,021
China	65,327,162	82,818,598	—	148,145,760
Denmark	—	63,773,071	—	63,773,071
France	—	264,560,187	—	264,560,187
Germany	—	175,103,947	—	175,103,947
Hong Kong	—	36,083,313	—	36,083,313
India	—	51,347,281	—	51,347,281
Japan	—	325,873,453	—	325,873,453

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$149,877,796	$—	$149,877,796
Singapore	—	77,370,809	—	77,370,809
South Africa	25,119,893	—	—	25,119,893
Sweden	—	132,052,515	—	132,052,515
Switzerland	—	43,172,178	—	43,172,178
Taiwan	84,892,436	108,158,853	—	193,051,289
United Kingdom	—	38,129,827	—	38,129,827
United States	5,174,447,253	—	—	5,174,447,253
Total Common Stocks	5,349,786,744	1,588,542,849	—	6,938,329,593
Short-Term Investments
Investment Companies	80,037,761	—	—	80,037,761
Total Investments in Securities	$5,429,824,505	$1,588,542,849	$—	$7,018,367,354
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.79% (a) (b)	$6,414,887	$550,733,128	$477,111,487	$493	$740	$80,037,761	80,005,758	$637,083	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.